Costs and Estimated Earnings on Uncompleted Contracts (Details) - USD ($)	Dec. 31, 2016	Dec. 31, 2015
Successor [Member]
Costs and estimated earnings on uncompleted contracts
Costs incurred on uncompleted contracts	$ 316,722
Provision for loss on uncompleted contracts
Estimated earnings (losses)	40,488
Cost on uncompleted contracts, net	357,210
Less: billings to date	(372,339)
Cost in excess of billing on uncompleted contracts, net	$ (15,129)
Predecessor [Member]
Costs and estimated earnings on uncompleted contracts
Costs incurred on uncompleted contracts		$ 18,363
Provision for loss on uncompleted contracts
Estimated earnings (losses)		6,786
Cost on uncompleted contracts, net		25,149
Less: billings to date		(53,173)
Cost in excess of billing on uncompleted contracts, net		$ (28,024)